ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Accounts payable	$6,470,247	$7,209,945
Accrued liabilities	684,523	634,326
Total accounts payable and accrued expenses	$7,154,770	$7,844,271